Finance Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Finance Receivables
Finance Receivables

Our finance receivable types include personal loans, real estate loans, and retail sales finance as defined below:

•
Personal loans — are secured by consumer goods, automobiles, or other personal property or are unsecured, typically non-revolving with a fixed-rate and a fixed, original term of three to six years. At December 31, 2017, we had over 2.3 million personal loans representing $14.8 billion of net finance receivables, compared to

2.2 million personal loans totaling $13.5 billion at December 31, 2016.

•
Real estate loans — are secured by first or second mortgages on residential real estate, generally have maximum original terms of 360 months, and are considered non-conforming. Real estate loans may be closed-end accounts or open-end home equity lines of credit and are primarily fixed-rate products. In 2012, we ceased originating real estate loans and the portfolio is in a liquidating status.

•
Retail sales finance —include retail sales contracts and revolving retail accounts. Retail sales contracts are closed-end accounts that represent a single purchase transaction, are secured by the personal property designated in the contract and generally have maximum original terms of 60 months. Revolving retail accounts are open-end accounts that can be used for financing repeated purchases from the same merchant, are secured by the goods purchased and generally require minimum monthly payments based on the amount financed calculated after the most recent purchase or outstanding balances. Our retail sales finance portfolio is in a liquidating status.

Components of net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Retail Sales Finance	Total

December 31, 2017
Gross receivables *	$16,173	$127	$7	$16,307
Unearned finance charges and points and fees	(1,724)	—	(1)	(1,725)
Accrued finance charges	210	1	—	211
Deferred origination costs	116	—	—	116
Total	$14,775	$128	$6	$14,909

December 31, 2016
Gross receivables *	$15,360	$142	$12	$15,514
Unearned finance charges and points and fees	(2,061)	1	(1)	(2,061)
Accrued finance charges	150	1	—	151
Deferred origination costs	82	—	—	82
Total	$13,531	$144	$11	$13,686

*	Gross receivables are defined as follows:

•
Finance receivables purchased as a performing receivable — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts. Additionally, the remaining unearned premium, net of discount established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its initial fair value;

•
Finance receivables originated subsequent to the OneMain Acquisition and the Fortress Acquisition — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts;

•
Purchased credit impaired finance receivables — gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts; and

•
TDR finance receivables —gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts. Additionally, the remaining unearned premium, net of discount established at the time of purchase, is included in both interest bearing and precompute accounts previously purchased as a performing receivable.

At December 31, 2017 and 2016, unused lines of credit extended to customers by the Company were immaterial.

GEOGRAPHIC DIVERSIFICATION

Geographic diversification of finance receivables reduces the concentration of credit risk associated with economic stresses in any one region. The largest concentrations of net finance receivables were as follows:

December 31,	2017		2016 *
(dollars in millions)	Amount	Percent	Amount	Percent

Texas	$1,300	9%	$1,194	9%
North Carolina	1,155	8	1,112	8
Pennsylvania	882	6	825	6
California	876	6	806	6
Ohio	726	5	660	5
Florida	674	5	572	4
Illinois	667	4	599	4
Virginia	641	4	623	5
Georgia	618	4	586	4
Indiana	608	4	539	4
Tennessee	520	3	465	3
Other	6,242	42	5,705	42
Total	$14,909	100%	$13,686	100%

*	December 31, 2016 concentrations of net finance receivables are presented in the order of December 31, 2017 state concentrations.

CREDIT QUALITY INDICATOR

We consider the delinquency status of our finance receivables as our primary credit quality indicator. We monitor delinquency trends to manage our exposure to credit risk. When finance receivables are contractually 60 days past due, we consider them delinquent and transfer collection of these accounts to our centralized operations, as these accounts are considered to be at increased risk for loss. At 90 days or more past due, we consider our finance receivables to be nonperforming.

The following is a summary of net finance receivables held for investment by type and by number of days delinquent:

(dollars in millions)	Personal Loans	Real Estate Loans	Retail Sales Finance	Total

December 31, 2017
Performing:
Current	$14,081	$98	$6	$14,185
30-59 days past due	202	8	—	210
60-89 days past due	156	3	—	159
Total performing	14,439	109	6	14,554
Nonperforming:
90-179 days past due	330	4	—	334
180 days or more past due	6	15	—	21
Total nonperforming	336	19	—	355
Total	$14,775	$128	$6	$14,909

December 31, 2016
Performing:
Current	$12,878	$102	$11	$12,991
30-59 days past due	173	9	—	182
60-89 days past due	129	4	—	133
Total performing	13,180	115	11	13,306
Nonperforming:
90-179 days past due	347	8	—	355
180 days or more past due	4	21	—	25
Total nonperforming	351	29	—	380
Total	$13,531	$144	$11	$13,686

We accrue finance charges on revolving retail finance receivables up to the date of charge-off at 180 days past due. Our revolving retail finance receivables that were more than 90 days past due and still accruing finance charges at December 31, 2017 and at December 31, 2016 were immaterial.

PURCHASED CREDIT IMPAIRED FINANCE RECEIVABLES

Our purchased credit impaired finance receivables consist of receivables purchased in connection with the OneMain Acquisition and the Fortress Acquisition.

Prior to March 31, 2016, our purchased credit impaired finance receivables also included the SpringCastle Portfolio, which was purchased in connection with the joint venture acquisition of the SpringCastle Portfolio. On March 31, 2016, we sold our interest in the SpringCastle Portfolio in connection with the SpringCastle Interests Sale.

We report the carrying amount (which initially was the fair value) of our purchased credit impaired finance receivables in net finance receivables, less allowance for finance receivable losses or in finance receivables held for sale as discussed below.

At December 31, 2017 and 2016, finance receivables held for sale totaled $132 million and $153 million, respectively, which include purchased credit impaired finance receivables, as well as TDR finance receivables. Therefore, we are presenting the financial information for our purchased credit impaired finance receivables and TDR finance receivables combined for finance receivables held for investment and finance receivables held for sale in the tables below. See Note 7 for further information on our finance receivables held for sale.

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

December 31,	2017			2016
(dollars in millions)	OM Loans	FA Loans (a)	Total	OM Loans	FA Loans (a)	Total

Carrying amount, net of allowance	$176	$57	$233	$324	$70	$394
Outstanding balance (b)	243	94	337	444	107	551
Allowance for purchased credit impaired finance receivable losses	6	9	15	29	8	37

(a)    Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2017	2016

Carrying amount	$44	$54
Outstanding balance	72	83

(b)	Outstanding balance is defined as UPB of the loans with a net carrying amount.

The allowance for purchased credit impaired finance receivable losses at December 31, 2017 and 2016, reflected the carrying value of the purchased credit impaired loans held for investment being higher than the present value of the expected cash flows.

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans	Total

Year Ended December 31, 2017
Balance at beginning of period	$59	$—	$60	$119
Accretion (a)	(34)	—	(5)	(39)
Reclassifications to nonaccretable difference (b)	22	—	(2)	20
Balance at end of period	$47	$—	$53	$100

Year Ended December 31, 2016
Balance at beginning of period	$151	$375	$66	$592
Accretion (a)	(69)	(16)	(7)	(92)
Other (c)	(23)	—	—	(23)
Reclassifications from nonaccretable difference (b)	—	—	12	12
Transfers due to finance receivables sold	—	(359)	(11)	(370)
Balance at end of period	$59	$—	$60	$119

Year Ended December 31, 2015
Balance at beginning of period	$—	$452	$54	$506
Additions from OneMain Acquisition	166	—	—	166
Accretion (a)	(15)	(77)	(8)	(100)
Reclassifications from nonaccretable difference (b)	—	—	20	20
Balance at end of period	$151	$375	$66	$592

(a)    Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Accretion	$4	$5	$6

(b)	Reclassifications from (to) nonaccretable difference represents the increases (decreases) in accretable yield resulting from higher (lower) estimated undiscounted cash flows.

(c)
Other reflects a measurement period adjustment in the first quarter of 2016 based on a change in the expected cash flows in the purchase credit impaired portfolio related to the OneMain Acquisition. The measurement period adjustment created a decrease of $23 million to the beginning balance of the OM Loans accretable yield.

TROUBLED DEBT RESTRUCTURED FINANCE RECEIVABLES

Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans (a)	Total

December 31, 2017
TDR gross finance receivables (b)	$318	$139	$457
TDR net finance receivables	317	140	457
Allowance for TDR finance receivable losses	134	12	146

December 31, 2016
TDR gross finance receivables	$151	$133	$284
TDR net finance receivables	152	134	286
Allowance for TDR finance receivable losses	69	11	80

(a) TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2017	2016

TDR gross finance receivables	$90	$89
TDR net finance receivables	91	90

(b) As defined earlier in this Note.

As of December 31, 2017, we had no commitments to lend additional funds on our TDR finance receivables.

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (b)	Total

Year Ended December 31, 2017
TDR average net receivables	$230	$—	$140	$370
TDR finance charges recognized	33	—	9	42

Year Ended December 31, 2016
TDR average net receivables	$95	$—	$175	$270
TDR finance charges recognized	12	—	11	23

Year Ended December 31, 2015
TDR average net receivables (c)	$35	$12	$198	$245
TDR finance charges recognized	3	1	11	15

(a)	TDR personal loans held for sale included in the table above were immaterial.

(b) TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
TDR average net receivables	$91
TDR finance charges recognized	6

Year Ended December 31, 2016
TDR average net receivables	$102
TDR finance charges recognized	6

Year Ended December 31, 2015
TDR average net receivables	$91
TDR finance charges recognized	5

(c) TDR personal loan average net receivables for 2015 reflect a two-month average for OneMain’s TDR average net receivables.

Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (b)	Total

Year Ended December 31, 2017
Pre-modification TDR net finance receivables	$326	$—	$16	$342
Post-modification TDR net finance receivables:
Rate reduction	$250	$—	$16	$266
Other (c)	74	—	—	74
Total post-modification TDR net finance receivables	$324	$—	$16	$340
Number of TDR accounts	45,300	—	510	45,810

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$211	$1	$16	$228
Post-modification TDR net finance receivables:
Rate reduction	$194	$1	$16	$211
Other (c)	12	—	1	13
Total post-modification TDR net finance receivables	$206	$1	$17	$224
Number of TDR accounts	29,395	157	364	29,916

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$47	$7	$21	$75
Post-modification TDR net finance receivables:
Rate reduction	$31	$6	$17	$54
Other (c)	12	—	5	17
Total post-modification TDR net finance receivables	$43	$6	$22	$71
Number of TDR accounts	8,365	721	385	9,471

(a)	TDR personal loans held for sale included in the table above were immaterial.

(b)	TDR real estate loans held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
Pre-modification TDR net finance receivables	$6
Post-modification TDR net finance receivables	$7
Number of TDR accounts	232

Year Ended December 31, 2016
Pre-modification TDR net finance receivables	$5
Post-modification TDR net finance receivables	$5
Number of TDR accounts	122

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$6
Post-modification TDR net finance receivables	$7
Number of TDR accounts	113

(c)	“Other” modifications primarily include forgiveness of principal or interest.

Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2017
TDR net finance receivables (b)	$88	$—	$4	$92
Number of TDR accounts	14,935	—	101	15,036

Year Ended December 31, 2016
TDR net finance receivables (b) (c)	$24	$—	$3	$27
Number of TDR accounts	3,684	19	61	3,764

Year Ended December 31, 2015
TDR net finance receivables (b)	$8	$2	$3	$13
Number of TDR accounts	1,649	147	46	1,842

(a)    TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2017
TDR net finance receivables	$2
Number of TDR accounts	53

Year Ended December 31, 2016
TDR net finance receivables	$2
Number of TDR accounts	30

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

(c)
TDR SpringCastle Portfolio loans for the year ended December 31, 2016 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.